Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

(In millions)	March 31, 2017	December 31, 2016
Land and land improvements	$3,584	$3,584
Buildings and leasehold improvements	4,164	4,149
Furniture, fixtures, and equipment	1,354	1,346
Construction in progress	97	55
Total property and equipment	9,199	9,134
Less: accumulated depreciation	(1,770)	(1,688)
Total property and equipment, net	$7,429	$7,446

Property and Equipment, Net

	As of December 31,
(In millions)	2016	2015
Land and land improvements	$3,584	$3,584
Buildings and leasehold improvements	4,149	4,128
Furniture, fixtures, and equipment	1,346	1,307
Construction in progress	55	59
Total property and equipment	9,134	9,078
Less: accumulated depreciation	(1,688)	(1,494)
Total property and equipment, net	$7,446	$7,584

Depreciation Expense and Capitalized Interest
Depreciation Expense and Capitalized Interest

	Three Months Ended March 31,
(In millions)	2017	2016
Depreciation expense (1)	$87	$96
Capitalized interest	1	—
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(1)
Depreciation expense in the first quarter of 2017 includes $5 million in accelerated depreciation primarily related to renovations at Planet Hollywood Resort & Casino compared with $20 million in 2016 that was accelerated due to asset removal and replacement in connection with property renovations primarily at Harrah’s Las Vegas and Flamingo Las Vegas.

Depreciation Expense

	Years Ended December 31,
(In millions)	2016	2015	2014
Depreciation expense	$369	$301	$538

Tangible Asset Impairments
Tangible Asset Impairments

	Years Ended December 31,
(In millions)	2016	2015	2014
Continuing operations	$—	$1	$60